Stockholders' Equity (Summary Of Restricted Stock Activity) (Details) (Restricted Stock [Member])	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Shares, Beginning Balance	6,852	4,986
Granted	0	6,852
Vested	(6,852)	(4,986)
Forfeited	0	0
Outstanding, Shares, Ending Balace	0	6,852